Customer Deposits	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Customer Deposits
Customer Deposits	18. Customer Deposits Customer deposits amounted $887,800 and $751,919 as of December 31, 2021 and June 30, 2021, respectively. Customer deposits are mainly advanced payments from customers.	23. Customer Deposits Customer deposits amounted $751,919 and $466,337 as of June 30, 2021 and 2020, respectively. Customer deposits are mainly advanced payments from customers.